Shareholder Report, Line Graph (Details) - USD ($)																			1 Months Ended				2 Months Ended		3 Months Ended			4 Months Ended		5 Months Ended		6 Months Ended	7 Months Ended				8 Months Ended					9 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended			14 Months Ended	15 Months Ended			16 Months Ended	17 Months Ended	19 Months Ended			20 Months Ended				21 Months Ended	25 Months Ended		27 Months Ended		28 Months Ended	29 Months Ended	31 Months Ended			32 Months Ended				33 Months Ended	37 Months Ended		39 Months Ended	40 Months Ended	41 Months Ended	43 Months Ended			44 Months Ended				45 Months Ended	49 Months Ended		51 Months Ended	52 Months Ended	53 Months Ended	55 Months Ended			56 Months Ended				57 Months Ended	61 Months Ended		63 Months Ended	64 Months Ended	67 Months Ended			68 Months Ended			69 Months Ended	73 Months Ended	75 Months Ended	79 Months Ended			80 Months Ended			81 Months Ended	87 Months Ended	91 Months Ended			92 Months Ended	93 Months Ended	99 Months Ended	103 Months Ended		105 Months Ended	111 Months Ended	115 Months Ended
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C000170217
Account Value [Line Items]
Line Graph and Table Measure Name																																														Global X Millennial Consumer ETF
Accumulated Value																		$ 10,000																		$ 10,421																							$ 12,823														$ 14,602													$ 17,387												$ 24,076													$ 29,212									$ 19,488								$ 22,581					$ 32,387				$ 32,273
C000170216
Account Value [Line Items]
Line Graph and Table Measure Name																																														Global X Aging Population ETF
Accumulated Value																	$ 10,000																		$ 9,902																							$ 12,930														$ 13,777													$ 15,896														$ 18,248											$ 18,706									$ 18,244								$ 18,685					$ 22,312				$ 25,901
C000171851
Account Value [Line Items]
Line Graph and Table Measure Name																																														Global X FinTech ETF
Accumulated Value																$ 10,000											$ 9,887																											$ 14,450														$ 16,298													$ 20,279													$ 28,433													$ 30,275										$ 14,356								$ 15,749						$ 23,966				$ 21,767
C000171852
Account Value [Line Items]
Line Graph and Table Measure Name																																														Global X Internet of Things ETF
Accumulated Value																10,000											10,319																											13,419														12,167													15,696													20,700													26,133										21,293								22,839						25,593				26,188
C000171853
Account Value [Line Items]
Line Graph and Table Measure Name																																														Global X Robotics & Artificial Intelligence ETF
Accumulated Value																10,000											10,020																											16,155														13,284													14,766													21,987													25,114										14,648								18,420						23,173				24,592
C000178804
Account Value [Line Items]
Line Graph and Table Measure Name																																														Global X U.S. Infrastructure Development ETF
Accumulated Value															$ 10,000																												$ 10,788																					$ 10,425														$ 11,810													$ 13,790													$ 18,603											$ 19,251									$ 21,874						$ 31,954				$ 34,114
C000198888
Account Value [Line Items]
Line Graph and Table Measure Name																																														Global X Autonomous & Electric Vehicles ETF
Accumulated Value														$ 10,000																											$ 8,840																						$ 9,778														$ 15,153													$ 21,247													$ 16,094											$ 16,531									$ 17,135						$ 21,795
C000198548
Account Value [Line Items]
Line Graph and Table Measure Name																																														Global X Artificial Intelligence & Technology ETF
Accumulated Value													$ 10,000																					$ 9,493																							$ 11,664														$ 17,478													$ 21,428													$ 14,660												$ 20,312									$ 26,523								$ 34,326
C000203266
Account Value [Line Items]
Line Graph and Table Measure Name																																														Global X Genomics & Biotechnology ETF
Accumulated Value												$ 10,000																												$ 10,216																						$ 13,750														$ 13,506													$ 8,817													$ 6,824											$ 7,100									$ 7,615
C000210838
Account Value [Line Items]
Line Graph and Table Measure Name																																														Global X Cloud Computing ETF
Accumulated Value											$ 10,000																												$ 10,618																						$ 17,166														$ 18,854													$ 11,335													$ 14,052											$ 16,654									$ 15,350
C000214985
Account Value [Line Items]
Line Graph and Table Measure Name																																														Global X Cybersecurity ETF
Accumulated Value										$ 10,000												$ 11,225																												$ 15,017																$ 20,975														$ 15,194													$ 18,125													$ 22,606										$ 21,260
C000214548
Account Value [Line Items]
Line Graph and Table Measure Name																																														Global X Dorsey Wright Thematic ETF
Accumulated Value										10,000												10,503																												16,891																19,079														10,616													9,523													10,740										10,806
C000214539
Account Value [Line Items]
Line Graph and Table Measure Name																																														Global X Video Games & Esports ETF
Accumulated Value										10,000												10,494																												19,102																19,884														12,887													13,569													16,709										21,863
C000220776
Account Value [Line Items]
Line Graph and Table Measure Name																																														Global X HealthTech ETF
Accumulated Value									$ 10,000																				$ 12,088																										$ 10,719														$ 8,033													$ 5,879													$ 6,870													$ 6,948
C000222117
Account Value [Line Items]
Line Graph and Table Measure Name																																														Global X CleanTech ETF
Accumulated Value								$ 10,000													$ 12,621																												$ 13,566																$ 10,801														$ 6,599													$ 4,989													$ 7,601
C000222332
Account Value [Line Items]
Line Graph and Table Measure Name																																														Global X Data Center & Digital Infrastructure ETF
Accumulated Value								10,000													9,980																												11,993																9,222														10,002													12,459													15,021
C000226290
Account Value [Line Items]
Line Graph and Table Measure Name																																														Global X Clean Water ETF
Accumulated Value							$ 10,000																															$ 11,152																						$ 9,683														$ 10,603													$ 12,863													$ 13,696
C000228454
Account Value [Line Items]
Line Graph and Table Measure Name																																														Global X AgTech & Food Innovation ETF
Accumulated Value						$ 10,000																									$ 7,798																									$ 6,233														$ 4,089													$ 4,290													$ 4,321
C000228456
Account Value [Line Items]
Line Graph and Table Measure Name																																														Global X Blockchain ETF
Accumulated Value						10,000																									12,927																									1,719														3,248													7,673													9,360
C000228457
Account Value [Line Items]
Line Graph and Table Measure Name																																														Global X Hydrogen ETF
Accumulated Value						10,000																									9,736																									4,903														2,605													2,043													3,007
C000243865
Account Value [Line Items]
Line Graph and Table Measure Name																																														Global X Defense Tech ETF
Accumulated Value					$ 10,000																					$ 10,890																											$ 15,888														$ 25,437
C000249893
Account Value [Line Items]
Line Graph and Table Measure Name																																														Global X Infrastructure Development ex-U.S. ETF
Accumulated Value			$ 10,012	$ 10,000																$ 10,282				$ 9,637	$ 9,658			$ 9,316		$ 9,534		$ 9,514	$ 9,756				$ 10,144					$ 10,597		$ 11,013	$ 11,005		$ 11,236	$ 11,395			$ 11,618	$ 11,752
C000263974
Account Value [Line Items]
Line Graph and Table Measure Name																																														Global X AI Semiconductor & Quantum ETF
Accumulated Value		$ 10,000																	$ 11,511				$ 10,848
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]																																													S&P 500 Index (USD) (TR)
Accumulated Value																		10,000																		10,863																							13,348														14,185													16,471												19,346													24,747									22,468								25,577					34,246				39,383
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2],[3]																																													MSCI ACWI Index (USD) (NR)
Accumulated Value																	10,000																		10,580																							13,187														13,058													14,843														17,071											20,361									17,995								20,157					25,421				30,050
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4],[5]																																													MSCI ACWI Index (USD) (NR)
Accumulated Value																10,000											9,986																											12,447														12,325													14,010													16,113													19,218										16,985								19,025						23,994				28,363
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6],[7]																																													MSCI ACWI Index (USD) (NR)
Accumulated Value																10,000											9,986																											12,447														12,325													14,010													16,113													19,218										16,985								19,025						23,994				28,363
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[8],[9]																																													MSCI ACWI Index (USD) (NR)
Accumulated Value																10,000											9,986																											12,447														12,325													14,010													16,113													19,218										16,985								19,025						23,994				28,363
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[10]																																													S&P 500 Index (USD) (TR)
Accumulated Value															10,000																												11,314																					12,024														13,961													16,398													20,976											19,044									21,680						29,028				33,382
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[11],[12]																																													MSCI ACWI Index (USD) (NR)
Accumulated Value														10,000																											9,741																						11,073														12,735													15,189													13,424											15,037									18,964						22,417
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[13],[14]																																													MSCI ACWI Index (USD) (NR)
Accumulated Value													10,000																					9,550																							10,857														12,486													14,892													13,162												14,743									18,593								21,979
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[15],[16]																																													MSCI ACWI Index (USD) (NR)
Accumulated Value												10,000																												10,678																						12,280														14,647													12,945													14,500											18,286									21,616
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[17],[18]																																													MSCI ACWI Index (USD) (NR)
Accumulated Value											10,000																												10,627																						12,222														14,577													12,883													14,430											18,199									21,513
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[19],[20]																																													MSCI ACWI Index (USD) (NR)
Accumulated Value										10,000												10,297																												11,842																14,124														12,483													13,982													17,634										20,845
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[21],[22]																																													MSCI ACWI Index (USD) (NR)
Accumulated Value										10,000												10,297																												11,842																14,124														12,483													13,982													17,634										20,845
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[23],[24]																																													MSCI ACWI Index (USD) (NR)
Accumulated Value										10,000												10,297																												11,842																14,124														12,483													13,982													17,634										20,845
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[25],[26]																																													MSCI ACWI Index (USD) (NR)
Accumulated Value									10,000																				11,184																										13,340														11,790													13,206													16,655													19,687
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[27],[28]																																													MSCI ACWI Index (USD) (NR)
Accumulated Value								10,000													10,831																												12,918																11,417														12,788													16,128													19,065
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[29],[30]																																													MSCI ACWI Index (USD) (NR)
Accumulated Value								10,000													10,831																												12,918																11,417														12,788													16,128													19,065
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[31],[32]																																													MSCI ACWI Index (USD) (NR)
Accumulated Value							10,000																															10,592																						9,362														10,486													13,225													15,633
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[33],[34]																																													MSCI ACWI Index (USD) (NR)
Accumulated Value						10,000																									10,042																									8,875														9,941													12,537													14,820
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[35],[36]																																													MSCI ACWI Index (USD) (NR)
Accumulated Value						10,000																									10,042																									8,875														9,941													12,537													14,820
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[37],[38]																																													MSCI ACWI Index (USD) (NR)
Accumulated Value						10,000																									10,042																									8,875														9,941													12,537													14,820
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[39],[40]																																													MSCI ACWI Index (USD) (NR)
Accumulated Value					10,000																					10,207																											12,872														15,216
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[41],[42]																																													MSCI ACWI Index (USD) (NR)
Accumulated Value			10,036	10,000																10,269				10,039	10,414			10,168		10,509		10,446	10,033				10,127					10,709		11,190	11,341		11,621	12,043			12,312	12,311
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[43],[44]																																													MSCI ACWI Index (USD) (NR)
Accumulated Value		10,000																	10,224				10,223
Indxx Millennials Thematic Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[45]																																													Indxx Millennials Thematic Index (USD) (NR)
Accumulated Value																		$ 10,000																		$ 10,441																							$ 12,895														$ 14,759													$ 17,659												$ 24,595													$ 29,995									$ 20,093								$ 23,392					$ 33,728				$ 33,763
Indxx Aging Population Thematic Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]																																													Indxx Aging Population Thematic Index (USD) (NR)
Accumulated Value																	$ 10,000																		$ 9,925																							$ 13,018														$ 13,902													$ 16,069														$ 18,486											$ 18,988									$ 18,542								$ 19,061					$ 22,841				$ 26,628
Indxx Global FinTech Thematic Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5]																																													Indxx Global FinTech Thematic Index (USD) (NR)
Accumulated Value																10,000											9,895																											14,546														16,528													20,713													29,194													31,271										14,859								16,346						25,030				22,852
Indxx Global Internet of Things Thematic Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[7]																																													Indxx Global Internet of Things Thematic Index (USD) (NR)
Accumulated Value																10,000											10,328																											13,478														12,263													15,853													20,978													26,590										21,715								23,405						26,389				27,165
Indxx Global Robotics & Artificial Intelligence Thematic Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[9]																																													Indxx Global Robotics & Artificial Intelligence Thematic Index (USD) (NR)
Accumulated Value																$ 10,000											$ 10,024																											$ 16,170														$ 13,336													$ 14,815													$ 22,212													$ 25,562										$ 14,990								$ 18,901						$ 23,920				$ 25,446
Indxx US Infrastructure Development Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[10]																																													Indxx US Infrastructure Development Index (USD) (TR)
Accumulated Value															$ 10,000																												$ 10,829																					$ 10,515														$ 11,967													$ 14,031													$ 19,043											$ 19,820									$ 22,657						$ 33,322				$ 35,744
Solactive Autonomous & Electric Vehicles Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[12]																																													Solactive Autonomous & Electric Vehicles Index (USD) (NR)
Accumulated Value														$ 10,000																											$ 8,840																						$ 9,770														$ 15,180													$ 21,399													$ 16,240											$ 16,669									$ 17,308						$ 22,070
Indxx Artificial Intelligence & Big Data Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[14]																																													Indxx Artificial Intelligence & Big Data Index (USD) (NR)
Accumulated Value													$ 10,000																					$ 9,512																							$ 11,722														$ 17,631													$ 21,721													$ 14,919												$ 20,804									$ 27,356								$ 35,621
Solactive Genomics Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[16]																																													Solactive Genomics Index (USD) (NR)
Accumulated Value												$ 10,000																												$ 10,263																						$ 13,890														$ 13,697													$ 8,976													$ 6,982											$ 7,314									$ 7,874
Indxx Global Cloud Computing Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[18]																																													Indxx Global Cloud Computing Index (USD) (NR)
Accumulated Value											$ 10,000																												$ 10,652																						$ 17,331														$ 19,156													$ 11,592													$ 14,464											$ 17,260									$ 16,009
Indxx Cybersecurity Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[20],[46]																																													Indxx Cybersecurity Index (USD) (NR)
Accumulated Value										10,000												11,226																												14,968																20,959														15,272													18,310													22,935										21,661
NASDAQ Dorsey Wright Thematic Rotation™ Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[47],[48]																																													NASDAQ Dorsey Wright Thematic Rotation™ Index (USD) (TR)
Accumulated Value										10,000												10,501																												16,880																18,972														10,529													9,435													10,602										10,637
Solactive Thematic Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[48]																																													Solactive Thematic Growth Index (USD) (TR)
Accumulated Value										10,000												10,501																												16,880																18,972														10,529													9,435													10,602										13,234
Solactive Video Games & Esports Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[24]																																													Solactive Video Games & Esports Index (USD) (NR)
Accumulated Value										$ 10,000												$ 10,496																												$ 19,199																$ 20,103														$ 13,074													$ 13,820													$ 17,109										$ 22,461
Global X HealthTech Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[26],[49]																																													Global X HealthTech Index (USD) (NR)
Accumulated Value									10,000																				12,109																										10,806														8,139													5,967													7,015													7,133
Solactive Telemedicine & Digital Health Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[26]																																													Solactive Telemedicine & Digital Health Index (USD) (NR)
Accumulated Value									$ 10,000																				$ 12,109																										$ 10,806														$ 8,139													$ 5,967													$ 7,015													$ 7,845
Indxx Global CleanTech Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[28]																																													Indxx Global CleanTech Index (USD) (NR)
Accumulated Value								10,000													12,626																												13,257																10,607														6,496													4,912													7,496
Solactive Data Center REITs & Digital Infrastructure Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[30]																																													Solactive Data Center REITs & Digital Infrastructure Index (USD) (NR)
Accumulated Value								$ 10,000													$ 9,984																												$ 12,002																$ 9,226														$ 9,995													$ 12,538													$ 15,180
Solactive Global Clean Water Industry Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[32]																																													Solactive Global Clean Water Industry Index (USD) (NR)
Accumulated Value							$ 10,000																															$ 11,174																						$ 9,732														$ 10,690													$ 13,035													$ 13,955
Solactive AgTech & Food Innovation Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[34]																																													Solactive AgTech & Food Innovation Index (USD) (NR)
Accumulated Value						10,000																									7,809																									6,268														4,123													4,347													4,382
Solactive Blockchain Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[36]																																													Solactive Blockchain Index (USD) (NR)
Accumulated Value						10,000																									12,922																									1,686														3,135													7,381													9,002
Solactive Global Hydrogen Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[38]																																													Solactive Global Hydrogen Index (USD) (NR)
Accumulated Value						$ 10,000																									$ 9,751																									$ 4,916														$ 2,637													$ 2,082													$ 2,970
Global X Defense Tech Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[40]																																													Global X Defense Tech Index (USD) (NR)
Accumulated Value					$ 10,000																					$ 10,904																											$ 15,990														$ 25,748
Global X Infrastructure Development ex-U.S. Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[42]																																													Global X Infrastructure Development ex-U.S. Index (USD) (NR)
Accumulated Value			$ 10,016	$ 10,000																$ 10,292				$ 9,646	$ 9,675			$ 9,332		$ 9,557		$ 9,545	$ 9,786				$ 10,178					$ 10,638		$ 11,065	$ 11,071		$ 11,303	$ 11,494			$ 11,731	$ 11,856
Global X AI Semiconductor & Quantum Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[44]																																													Global X AI Semiconductor & Quantum Index (USD) (NR)
Accumulated Value		$ 10,000																	$ 11,517				$ 10,860

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	ACWI – All Country World Index
[3]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[4]	ACWI – All Country World Index
[5]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[6]	ACWI – All Country World Index
[7]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[8]	ACWI – All Country World Index
[9]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[10]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[11]	ACWI – All Country World Index
[12]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[13]	ACWI – All Country World Index
[14]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[15]	ACWI – All Country World Index
[16]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[17]	ACWI – All Country World Index
[18]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[19]	ACWI – All Country World Index
[20]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[21]	ACWI – All Country World Index
[22]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[23]	ACWI – All Country World Index
[24]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[25]	ACWI – All Country World Index
[26]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[27]	ACWI – All Country World Index
[28]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[29]	ACWI – All Country World Index
[30]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[31]	ACWI – All Country World Index
[32]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[33]	ACWI – All Country World Index
[34]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[35]	ACWI – All Country World Index
[36]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[37]	ACWI – All Country World Index
[38]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[39]	ACWI – All Country World Index
[40]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[41]	ACWI – All Country World Index
[42]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[43]	ACWI – All Country World Index
[44]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[45]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[46]	Historic index performance reflects a recalculation of the index by the index provider as of January 28, 2025.
[47]	Effective April 1, 2025, the Fund changed its Underlying Index from the Solactive Thematic Growth Index to the Nasdaq Dorsey Wright Thematic Rotation™ Index. Performance reflects the performance of the Solactive Thematic Growth Index through March 31, 2025, and the Nasdaq Dorsey Wright Thematic Rotation™ Index thereafter.
[48]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[49]	Effective April 1, 2025, the Fund changed its Underlying Index from the Solactive Telemedicine & Digital Health Index to the Global X HealthTech Index. Performance reflects the performance of the Solactive Telemedicine & Digital Health Index through March 31, 2025, and the Global X HealthTech Index thereafter.